ARROW EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997
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------------                                                       VALUE
   SHARES

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ARROW EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1997



   SHARES                                                          VALUE

COMMON STOCKS--95.4%
                 BANKING--12.9%
      34,000     BankAmerica Corp.                                         $
                                                                   2,492,625
      16,000     Citicorp                                          2,143,000
      52,000     MBNA Corp.                                        2,106,000
      25,000     NationsBank Corp.                                 1,546,875
      10,000     Norwest Corp.                                      612,500,
                     Total                                         8,901,000
                 COMMERCIAL SERVICES--1.0%
      34,000     Reynolds & Reynolds Co., Class A
                                                                     660,875
                 CONSUMER DURABLES--1.9%
      30,000     Brunswick Corp.                                   1,057,500
       8,000     Mattel, Inc.                                        265,000
                     Total                                         1,322,500
                 CONSUMER NON-DURABLES--6.8%
      25,000     PepsiCo, Inc.                                     1,014,063
      66,000     Philip Morris Cos., Inc.                          2,743,125
      30,000     UST, Inc.                                           916,875
                     Total                                         4,674,063
                 ELECTRONIC TECHNOLOGY--15.0%
       7,500     Compaq Computer Corp.                               560,625
       3,000 (a) Dell Computer Corp.                                 290,625
       5,000 (a) EMC Corp. Mass                                      291,875
      15,000     Hewlett-Packard Co.                               1,043,438
      30,000     Intel Corp.                                       2,769,375
      15,000     Lucent Technologies, Inc.                         1,220,625
      40,000 (a) Sun Microsystems, Inc.                            1,872,500
      10,000     Tektronix, Inc.                                     674,375
      20,000     United Technologies Corp.                         1,620,000
                     Total                                                 $
                                                                  10,343,438
                 ENERGY MINERALS--0.9%
      15,000     Unocal Corp.                                        648,750
                 FINANCE--14.5%
      46,000     Freddie Mac                                       1,621,500
      22,000     Fannie Mae                                        1,034,000
      80,000     Green Tree Financial Corp.                        3,760,000
      15,000     Household International, Inc.                     1,697,813
      27,000     Travelers Group, Inc.                             1,842,750
                     Total                                         9,956,063
                 HEALTH SERVICES--1.3%
      18,000     United Healthcare Corp.                             900,000
                 HEALTH TECHNOLOGY--15.4%
      25,000     Abbott Laboratories                               1,598,438
      25,000 (a) Amgen, Inc.                                       1,198,438
      40,000     Medtronic, Inc.                                   1,880,000
      14,000     Merck & Co., Inc.                                 1,399,125
      25,000     Pfizer, Inc.                                      1,501,563
      60,000     Schering Plough Corp.                             3,090,000
                     Total                                        10,667,564
                 INDUSTRIAL SERVICES--2.6%
      30,000     Halliburton Co.                                   1,560,000
       5,000 (a) Rowan Companies, Inc.                               178,125
                     Total                                         1,738,125
                 INSURANCE--1.3%
       9,000     American International Group, Inc.                  928,688
                 NON-ENERGY MINERALS--0.8%
      13,000     Texas Industries, Inc.                              551,688
                 PROCESS INDUSTRIES--1.3%
      14,000     Avery Dennison Corp.                           $    560,000
       5,000     Du Pont (E.I.) de Nemours & Co.                     307,813
                     Total                                           867,813
                 PRODUCER MANUFACTURING--10.8%
      44,000     Allied-Signal, Inc.                               1,870,000
      12,000     General Electric Co.                                816,750
      34,000     Illinois Tool Works, Inc.                         1,700,000
       8,000 (a) Thermo Electron Corp.                               320,000
      15,000 (a) U.S. Filter Corp.                                   645,938
      25,000     Xerox Corp.                                       2,104,688
                     Total                                         7,457,376
                 RETAIL TRADE--6.6%
       7,000     Dayton-Hudson Corp.                                 419,563
      12,500     Dollar General Corp.                                425,781
      20,000     Home Depot, Inc.                                  1,042,500
      25,000 (a) Kroger Co., Inc.                                    754,688
      12,000 (a) Safeway, Inc.                                       652,500
      35,000     Wal-Mart Stores, Inc.                             1,281,875
                     Total                                         4,576,907
                 TRANSPORTATION--0.7%
       6,000 (a) UAL Corp.                                           507,750
                 UTILITIES--1.6%
      25,000 (a) Airtouch Communications, Inc.                       885,930
       5,000     Williams Cos., Inc. (The)                           234,063
                     Total                                         1,119,993
                 TOTAL COMMON STOCKS (IDENTIFIED COST             65,822,593
                 $40,309,549)

MUTUAL FUNDS--4.5%
     740,368     Aquila Funds Cash Asset Treasury Fund                     $
                                                                     740,368
   2,332,468     Financial Square Treasury Obligations Fund        2,332,468
                     TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)       3,072,836
                 TOTAL INVESTMENTS (IDENTIFIED COST                        $
                 $43,382,385)(B)                                  68,895,429

(a)    Non-income producing security.

(b) The cost for federal tax purposes amounts to $43,430,157. The net appreciation of investments on a federal tax basis amounts to $25,465,272 which is comprised of $25,800,011 appreciation and $334,739 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($68,965,117) at September 30, 1997.

(See Notes which are an integral part of the Financial Statements)





ARROW EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

ASSETS:
Total investments in securities, at value
(identified cost $43,382,385, and tax cost $43,430,157)         $ 68,895,429
Cash                                                                 41,023
Income receivable                                                    92,292
Deferred expenses                                                       229
   Total assets                                                   69,028,973
LIABILITIES:
Payable for shares redeemed                         $    49,167
Accrued expenses                                         14,689
   Total liabilities                                                 63,856
Net Assets for 3,678,202 shares outstanding                     $ 68,965,117
NET ASSETS CONSIST OF:
Paid in capital                                                 $ 38,759,704
Net unrealized appreciation of investments                        25,513,044
Accumulated net realized gain on investments                      4,669,446
Undistributed net investment income                                  22,923
   Total Net Assets                                             $ 68,965,117
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
Net Asset Value Per Share ($68,965,117 / 3,678,202 shares            $18.75
outstanding)
Offering Price Per Share (100/96.50 of $18.75)*                      $19.43
Redemption Proceeds Per Share                                        $18.75

* See "What Shares Cost" in the Prospectus.
(See Notes which are an integral part of the Financial
Statements)
fees                                                            1,475
Auditing fees                                                     13,006
Legal fees                                                        3,471
Portfolio accounting fees                                         46,434
Distribution services fee                                         156,027
Share registration costs                                          16,223
Printing and postage                                              5,591
Insurance premiums                                                3,971
Miscellaneous                                                     5,451
   Total expenses                                                 870,393
Waivers --
Waiver of distribution services fee                    (156,027 )
     Net expenses                                                   714,366
        Net investment income                                       275,232
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                  4,917,751
Net change in unrealized appreciation of investments              13,265,621
   Net realized and unrealized gain on investments                18,183,372
     Change in net assets resulting from operations             $ 18,458,604

(See Notes which are an integral part of the Financial
Statements)
                                                              $ 275,232                423,781
Net realized gain (loss) on investments
($4,926,379 and $4,600,860  net gains, respectively, as
computed for federal tax purposes)                                4,917,751          4,612,534
Net change in unrealized appreciation/depreciation of             13,265,621)          (11,835
investments
   Change in net assets resulting from operations                 18,458,604         5,024,480
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                           (330,048 )         (381,222
Distributions from net realized gains                             (3,886,419)         (218,057
   Change in net assets resulting from distributions to
   shareholders                                                   (4,216,467)         (599,279
SHARE TRANSACTIONS--
Proceeds from sale of shares                                      15,587,127        12,339,545
Net asset value of shares issued to shareholders in payment of
distributions declared                                              407,045             47,007
Cost of shares redeemed                                           (16,843,94)       (4,946,669
   Change in net assets resulting from share transactions          (849,772 )        7,439,883
     Change in net assets                                         13,392,365        11,865,084
NET ASSETS:
Beginning of period                                               55,572,752        43,707,668
End of period (including undistributed net investment income
of $22,923 and $77,739, respectively)                           $ 68,965,117        55,572,752

(See Notes which are an integral part of the Financial Statements)

                                 1997                                                                        11993(A)
NET ASSET VALUE,
BEGINNING OF       15.06  13.80   9.74   10.02   10.00        $       $      $       $       $
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS
  Net investment   0.08   0.12    0.10   0.07    0.04
income
  Net realized
and
  unrealized       4.75   1.32    4.05   (0.25)  0.02
gain (loss) on
  investments
Total from
investment         4.83   1.44    4.15   (0.18)  0.06
operations

LESS
DISTRIBUTIONS
  Distributions
from net           (0.09) (0.11)  (0.09) (0.07)  (0.04)
  investment
income
  Distributions
from net
  realized gain    (1.05) (0.07)   ---   (0.03)   ---
on
  investments
Total              (1.14) (0.18)  (0.09) (0.10)  (0.04)
distributions
NET ASSET VALUE,
END OF PERIOD      18.75  15.06   13.80  9.74    10.02        $       $      $       $       $
TOTAL RETURN (B)   33.85% 10.48%  42.90% (1.84%) 0.60%

RATIOS TO
AVERAGE NET
ASSETS
  Expenses         1.14%  1.17%   1.28%  1.36%   1.32%*
  Net investment   0.44%  0.86%   0.90%  0.74%   0.62%*
income
  Expense waiver/
  reimbursement    0.25%  0.28%   0.30%  0.28%   0.30%*
(c)

SUPPLEMENTAL DATA
  Net assets,
end of period      68,965 55,573  43,708 30,282  31,159       $       $      $       $       $
  (000 omitted)
  Average
commission         0.0815 0.0756    -      -       -          $                              $
  rate paid (d)
  Portfolio         42%    45%     45%   127%     54%
turnover

* Computed on an annualized basis.
(a) Reflects operations for the period from January 4, 1993 (date of initial public investment) to September 30, 1993. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above. (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)











ARROW EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997

1. ORGANIZATION

Arrow Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Arrow Equity Portfolio (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is capital appreciation by investing primarily in equity securities.

On October 27, 1996, Mark Twain Bancshares, Inc., the parent company of Mark Twain Bank, entered into a definitive agreement whereby Mark Twain Bancshares Inc. merged with Mercantile Bancorp Inc., a bank holding company headquartered in St. Louis (the "Merger"). As a result, upon completion the Merger, all existing subsidiaries of Mark Twain Bancshares Inc., including Mark Twain Bank, were merged into Mercantile Bancorp Inc. and its subsidiaries. The Merger was effective April 25, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS - Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES - The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER - Investment transactions are accounted for on the trade date.


3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                             YEAR ENDED  YEAR ENDED
                             SEPTEMBER   SEPTEMBER
                                30,       30, 1996
                                1997
Shares sold                      993,820    867,438
Shares issued to
shareholders in                   26,717      3,298
payment of distributions
declare
Shares redeemed              (1,032,878)  (346,978)
                             -----------  ---------
    Net change resulting        (12,341)    523,758
from share  transactions


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE - Mississippi Valley Advisors, Inc., the Fund's investment advisor (the "Advisor"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.

   Mississippi Valley Advisors, Inc. became the advisor on April 25, 1997. Prior to April 25, 1997 Mark Twain Bank was the investment advisor. The fees earned by each advisor for the year ended September 30, 1997 are as follows.

      ADVISER NAME                   AMOUNT
      Mark Twain Bank                          $
                                         254,011
      Mississippi Valley Advisors        $
                                         214,069
          Total advisory fees            $
                                         468,080


   ADMINISTRATIVE FEE - Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Fund for the period.

   DISTRIBUTION SERVICES FEE - The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   CUSTODIAN FEES - Mercantile Bank National Association is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Mercantile Bank National Association became the Fund's custodian on April 25, 1997. Prior to April 25, 1997 Mark Twain Bank was the Fund's custodian. The fees earned by each custodian for the year ended September 30, 1997 are as follows.

      CUSTODIAN NAME                 AMOUNT
      Mark Twain Bank                          $
                                          13,541
      Mercantile    Bank    National     $
      Association                         10,451
          Total custodian fees           $
                                          23,992


   ORGANIZATIONAL EXPENSES - Organizational expenses of $17,560 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended September 30, 1997, the Fund paid $5,136 pursuant to this agreement.

   GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1997, were as follows:

          PURCHASES                                          $ 27,272,804
                                                             ------------
       ------------------------------------------------
          SALES                                              $ 34,074,520
                                                             ------------
       ------------------------------------------------


6.  SUBSEQUENT EVENT

The Trust entered an Agreement and Plan of Reorganization with The ARCH Fund, Inc. pursuant to which all the assets and liabilities of the Arrow Equity Portfolio were transferred to the ARCH Growth Equity Portfolio. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on November 21, 1997, following approval by shareholders of the Trust at a special shareholder meeting held on November 12, 1997. The Fund's investment advisor, Mississippi Valley Advisors, Inc., has remained as the advisor after the reorganization. The ARCH Growth Equity Portfolio has retained the investment objectives and assumed the financial history of the Arrow Equity Portfolio.





                        INDEPENDENT AUDITORS' REPORT

To the Shareholders and
      Board of Trustees of the
      ARROW FUNDS:


We have audited the accompanying statement of assets and liabilities of the Arrow Equity Portfolio ("the Fund"), including the portfolio of investments, as of September 30, 1997, and the related statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1997, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Arrow Equity Portfolio at September 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.



Columbus, Ohio
January 23, 1998